INCOME TAX - Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Deferred income tax assets
Research and development credits	$ 711	$ 351
Capitalized research and development expenses	553	303
Net operating loss carryforwards	9,671	5,562
Total	10,935	6,216
Valuation allowance	(10,935)	(6,216)	$ (2,567)
Net operating loss carryforwards	4,897
R&D expenses capitalized for federal and state tax purpose
Deferred income tax assets
Research and development expenses capitalized for federal and state tax purpose	$ 2,633
Amortization period	5 years
United States
Deferred income tax assets
Net operating loss carryforwards	$ 5,796	5,044
United States | Federal
Deferred income tax assets
Net operating loss carryforwards				$ 603
Remaining federal net operating loss carryforwards	$ 3,758
Percentage of taxable income for operating loss carried forward indefinitely	80.00%
United States | State
Deferred income tax assets
Net operating loss carryforwards	$ 1,434
Australia
Deferred income tax assets
Net operating loss carryforwards	4,897
Net operating loss carryforwards		4,250
Hong Kong
Deferred income tax assets
Net operating loss carryforwards	43,471	20,781
PRC
Deferred income tax assets
Net operating loss carryforwards	125	82
Taiwan
Deferred income tax assets
Net operating loss carryforwards	$ 16
Net operating loss carryforwards expiration term	10 years
Research and development credit carryforwards
Deferred income tax assets
U.S. federal and state credit carryforwards	$ 711	$ 351